Stock options (Tables)	12 Months Ended
Dec. 31, 2021
Stock options
Stock option activity
	Year ended December 31,
	2021		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	51,000	2.60	51,000	2.60	-	-
Granted	-	-	-	-	51,000	2.60
Bonus shares adjustment	34,000	(1.04)	-	-	-	-

Outstanding, end of year	85,000	1.56	51,000	2.60	51,000	2.60

Exercisable, end of year	-	-	-	-	-	-